                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Investments VIT Funds

Semiannual Report

June 30, 2004

Scudder Real Estate Securities Portfolio

Contents

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Proxy Voting

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

Investments in variable portfolios involve risk. Some portfolios have more risk than others. This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Management Summary June 30, 2004

In the face of considerable market volatility, Scudder Real Estate Securities Portfolio posted a 5.16% total return (Class B shares, unadjusted for contract charges) for the six-month period ended June 30, 2004. During the period, the portfolio began to use the Morgan Stanley REIT Index (RMS Index) as the basis for its investing and as a benchmark to measure the portfolio's performance. The RMS Index comprises approximately 115 REITs, with a total market capitalization of $220 billion, covering multiple market sectors. This change in the fund's benchmark will not affect the portfolio's investment process or the way in which securities are evaluated. The change was made to provide shareholders with better information to assess the performance of the fund by utilizing a benchmark that more closely corresponds to the fund's revised investment composition. The management team expects to invest the portfolio assets in a wider range of companies within most property sectors, thereby decreasing the portfolio's concentration in a number of its holdings. For the six-month period, the RMS Index returned 5.19% and the fund's previous index, the Wilshire REIT Index, returned 6.01%.

The REIT investment market, along with the other financial markets, experienced significant volatility in April. Following the issuance of disappointing jobs reports during the first quarter of 2004, a much stronger March report (issued on April 2) caught investors by surprise. Taking this as a clear sign that economic growth was poised to surge, investors rotated into broad-based stocks with more leverage to the improving economy and out of yield-oriented investments, including REITs. Going into the sell-off, REITs had benefited from 12 months of steady gains, with valuations rising substantially. Following the correction, valuations returned to more attractive levels, and REITs displayed renewed strength in May and June.

Compared with the RMS benchmark, the portfolio was overweighted in the hotel sector (up 14.9%) and the regional mall sector (up 9.9%), which boosted overall performance during the six-month period. In addition, the portfolio's underweight in offices, the poorest-performing sector, helped performance. A slight underweight in apartments and retail - both of which posted modestly positive results - detracted from performance. Top-performing individual stocks included Chelsea Property Group (retail, no longer held) and LaSalle Hotel Properties.

Going forward, it's important for investors to note that the more upbeat outlook for job growth can ultimately translate into better real estate fundamentals. This, in turn, can mean improved earnings growth potential for REITs. That said, in the coming months we expect continued volatility within the REIT market, given the outlook for increasing short-term interest rates as well as political and economic uncertainty.

Karen J. Knudson
Mark D. Zeisloft
John F. Robertson
Jerry Ehlinger
Co-Managers

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please call us at (800) 778-1482 for the product's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning the portfolio holdings of the portfolio as of month-end is available upon request on the 16th of the following month.

Risk Considerations

This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its risk profile.

Portfolio management market commentary is as of June 30, 2004, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

The Morgan Stanley REIT Index includes approximately 115 REITS, with a total market capitalization of $220 billion and covering multiple market sectors. It is not possible to invest directly in an index.

The unmanaged Wilshire REIT Index is a capitalization-weighted group of real estate investment trusts. The index includes the reinvestment of all distributions and is not available for direct investment.

Investment Portfolio as of June 30, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 96.3%
Apartments 16.3%
Amli Residential Properties Trust (REIT)	2,200	64,548
Apartment Investment & Management Co. (REIT)	7,600	236,588
Archstone-Smith Trust (REIT)	16,000	469,280
Avalonbay Communities, Inc. (REIT)	8,500	480,420
BRE Properties, Inc. "A" (REIT)	8,200	284,950
Equity Residential (REIT)	48,600	1,444,878
Essex Property Trust, Inc. (REIT)	2,400	164,040
Gables Residential Trust (REIT)	2,800	95,144
Home Properties, Inc. (REIT)	3,700	144,226
Summit Properties, Inc. (REIT)	5,000	128,200
		3,512,274
Diversified 7.3%
American Financial Realty Trust (REIT)	22,100	315,809
Capital Automotive (REIT)	3,500	102,655
Colonial Properties Trust (REIT)	2,900	111,737
Crescent Real Estate Equities Co. (REIT)	13,800	222,456
Duke Realty Investments, Inc. (REIT)	15,500	493,055
Lexington Corporate Properties Trust (REIT)	8,300	165,253
PS Business Parks, Inc. (REIT)	3,800	152,912
		1,563,877
Health Care 5.5%
Health Care, Inc. (REIT)	6,000	195,000
Healthcare Realty Trust, Inc. (REIT)	4,800	179,904
National Health Investors, Inc. (REIT)	3,400	92,446
Nationwide Health Properties, Inc. (REIT)	7,700	145,530
Senior Housing Properties Trust	10,500	176,295
Universal Health Realty Income Trust (REIT)	1,900	54,530
Ventas, Inc. (REIT)	14,100	329,235
		1,172,940
Hotels 7.4%
Hilton Hotels Corp.	26,400	492,624
Host Marriott Corp.* (REIT)	27,900	344,844
La Quinta Corp.*	27,400	230,160
LaSalle Hotel Properties (REIT)	4,000	97,600
Starwood Hotels & Resorts Worldwide, Inc.	9,500	426,075
		1,591,303
Industrial 10.5%
AMB Property Corp. (REIT)	7,500	259,725
Catellus Development Corp. (REIT)	25,360	625,124
Liberty Property Trust (REIT)	14,000	562,940
ProLogis (REIT)	21,400	704,488
Sun Communities, Inc. (REIT)	2,700	101,655
		2,253,932
Media 0.4%
Entertainment Properties Trust (REIT)	2,200	78,628

	Shares	Value ($)

Office 16.3%
Arden Realty Group, Inc. (REIT)	9,628	283,160
Boston Properties, Inc. (REIT)	1,355	67,858
Brandywine Realty Trust (REIT)	4,000	108,760
Brookfield Properties Corp.	14,800	425,500
CarrAmerica Realty Corp. (REIT)	5,800	175,334
Equity Office Properties Trust (REIT)	37,000	1,006,400
Glenborough Realty Trust, Inc. (REIT)	3,800	69,730
Highwoods Properties, Inc. (REIT)	11,300	265,550
HRPT Properties Trust (REIT)	20,502	205,225
Mack-Cali Realty Corp. (REIT)	11,900	492,422
SL Green Realty Corp. (REIT)	3,200	149,760
Trizec Properties, Inc. (REIT)	16,300	265,038
		3,514,737
Regional Malls 16.3%
General Growth Properties, Inc. (REIT)	24,000	709,680
Macerich Co. (REIT)	6,200	296,794
Pennsylvania Real Estate Investment Trust (REIT)	4,070	139,397
Simon Property Group, Inc. (REIT)	32,450	1,668,579
Taubman Centers, Inc. (REIT)	5,200	119,028
The Rouse Co. (REIT)	12,100	574,750
		3,508,228
Shopping Centers 14.3%
Commercial Net Lease Realty (REIT)	9,400	332,478
Developers Diversified Reality Corp. (REIT)	5,100	87,720
Equity One, Inc. (REIT)	7,400	133,792
Federal Realty Investment Trust (REIT)	8,400	349,356
Heritage Property Investment Trust (REIT)	5,100	138,006
Inland Real Estate Corp.	4,800	62,448
Kimco Realty Corp. (REIT)	8,100	368,550
Pan Pacific Retail Properties, Inc. (REIT)	6,700	338,484
Realty Income Corp. (REIT)	3,800	158,574
Regency Centers Corp. (REIT)	9,900	424,710
Vornado Realty Trust (REIT)	9,200	525,412
Weingarten Realty Investors (REIT)	4,900	153,272
		3,072,802
Other 2.0%
Public Storage, Inc. (REIT)	9,400	432,494
Total Common Stocks (Cost $19,806,306)		20,701,215

	Principal Amount ($)	Value ($)

Repurchase Agreements 3.7%
State Street Bank and Trust Co., 1.17%, dated 6/30/2004, to be repurchased at $786,026 on 7/1/2004 (Cost $786,000) (b)	786,000	786,000
Total Investment Portfolio - 100.0% (Cost $20,592,306) (a)		21,487,215

Notes to Scudder Real Estate Securities Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $20,592,306. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $894,909. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $990,473 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $95,564.
(b) Collateralized by $725,000 US Treasury Note, 7%, maturing on 7/15/2006 with a value of $807,190.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $20,592,306)	$ 21,487,215
Cash	440
Receivable for investments sold	252,303
Dividends receivable	91,241
Interest receivable	26
Receivable for Portfolio shares sold	51,325
Due from Advisor	5,327
Other assets	118
Total assets	21,887,995
Liabilities
Payable for investments purchased	520,831
Payable for fund shares redeemed	18
Advisory fee payable	17,796
Other accrued expenses and payables	25,149
Total liabilities	563,794
Net assets, at value	$ 21,324,201
Net Assets
Net assets consist of: Undistributed net investment income	$ 218,695
Net unrealized appreciation (depreciation) on investment securities	894,909
Accumulated net realized gain (loss)	518,479
Paid-in capital	19,692,118
Net assets, at value	$ 21,324,201
Class B
Net Asset Value, offering and redemption price per share ($21,324,201 / 1,625,426 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.12

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $851)	$ 345,710
Interest	4,605
Total Income	350,315
Expenses: Advisory fee	67,044
Administrative service fee	8,939
Distribution service fees (Class B)	18,623
Record keeping fees (Class B)	7,660
Professional fees	17,030
Trustees' fees and expenses	5,935
Reports to shareholders	1,812
Other	2,542
Total expenses, before expense reductions	129,585
Expense reductions	(17,845)
Total expenses, after expense reductions	111,740
Net investment income (loss)	238,575
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	515,055
Net unrealized appreciation (depreciation) during the period on investments	46,394
Net gain (loss) on investment transactions	561,449
Net increase (decrease) in net assets resulting from operations	$ 800,024

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	For the Six Months Ended June 30, 2004 (Unaudited)	For the Period May 1, 2003 (commencement of operations) to December 31, 2003
Operations: Net investment income (loss)	238,575	$ 89,448
Net realized gain (loss) on investment transactions	515,055	29,389
Net unrealized appreciation (depreciation) on investment transactions during the period	46,394	848,515
Net increase (decrease) in net assets resulting from operations	800,024	967,352
Distributions to shareholders from: Net investment income	(119,208)	-
Net realized gains on investment transactions	(25,965)	-
Fund share transactions: Proceeds from shares sold - Class B	10,790,630	8,142,830
Reinvestment of distributions - Class B	145,173	-
Cost of shares redeemed - Class B	(376,635)	-
Net increase (decrease) in net assets from Fund share transactions	10,559,168	8,142,830
Increase (decrease) in net assets	11,214,019	9,110,182
Net assets at beginning of period	10,110,182	1,000,000*
Net assets at end of period (including undistributed net investment income of $218,695 and $99,328, respectively)	21,324,201	$ 10,110,182
Other Information
Class B
Shares outstanding at beginning of period	802,965	100,000*
Shares sold	839,977	702,965
Shares issued to shareholders in reinvestment of distributions	12,038	-
Shares redeemed	(29,554)	-
Net increase in shares	822,461	-
Shares outstanding at end of period	1,625,426	802,965

* Original investment

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class B

	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.59	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.20	.24
Net realized and unrealized gain (loss) on investment transactions	.44	2.35
Total from investment operations	.64	2.59
Less distributions from: Net investment income (loss)	(.09)	-
Net realized gain on investment transactions	(.02)	-
Total distributions	(.11)	-
Net asset value, end of period	$ 13.12	$ 12.59
Total Return (%)[d]	5.16**	25.90**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	10
Ratio of expenses before expense reductions (%)	1.74*	2.61*
Ratio of expenses after expense reductions (%)	1.50*	1.50*
Ratio of net investment income (loss) (%)	3.17*	3.07*
Portfolio turnover rate (%)	.67**	10*

a For the six months ended June 30, 2004 (Unaudited).
b For the period May 1, 2003 (commencement of sales of Class B shares) to December 31, 2003.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business Trust. The Trust is comprised of several funds. Scudder Real Estate Securities Portfolio (the "Portfolio") is a non-diversified series of the Trust.

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers Class A shares (none sold as of June 30, 2004) and Class B shares. Sales of Class B shares commenced May 1, 2003 and are subject to Rule 12b-1 fees under the 1940 Act and record keeping fees, equal to an annual rate of up to 0.25% and 0.15%, respectively, of the average daily net assets of the Class B shares. Class A shares are not subject to such fees. Class A shares have not been funded and thus are not shown in these financial statements.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as a reduction of cost of investments and/or realized gain.

Expense. The Trust accounts separately for the assets, liabilities and operations of each of the series in the Trust. Expenses directly attributable to a series are charged to that series, while the expenses that are attributable to the Trust are allocated among the series in the Trust based upon the relative net assets of each series.

Federal Income Taxes. It is Portfolio's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

Distribution of Income and Gains. The Portfolio pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Portfolio records dividends and distributions on its books on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

B. Purchase and Sales

The aggregate cost of purchases and proceeds from sales of investments for the six months ended June 30, 2004, were $20,997,992 and $9,861,134, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.90% of the first $250,000,000 of Portfolio's average daily net assets, 0.875% of the next $250,000,000 of such net assets, 0.85% of the next $500,000,000 of such net assets, 0.825% of the next $1,500,000,000 of such net assets, and 0.80% of such net assets in excess of $2,500,000,000.

The Advisor has delegated all its advisory responsibilities to RREEF America L.L.C. ("RREEF" or the "Sub-Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory Agreement, RREEF is entitled to an annual fee, paid monthly, at the annual rate of 0.45% of the first $100,000,000 of the Portfolio's average daily net assets, 0.40% of the next $100,000,000 of such assets, and 0.35% of such assets exceeding $200,000,000. RREEF is paid by DeAM and not the Portfolio. Accordingly, for the six months ended June 30, 2004, the Advisory fee was equivalent to an annualized effective rate of 0.90% of the Portfolio's average net assets.

For the six months ended June 30, 2004, the Advisor and Administrator agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain the annualized expenses of Class B shares at 1.50% of average daily net assets. In addition, the Advisor and Administrator waived additional expenses of $7,660.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.12%. For the six months ended June 30, 2004, ICCC received an administrator service fee of $8,939, of which $5,700 is unpaid.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Portfolio.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2004, the Distribution fee was $18,623, of which $10,185 was waived.

Certain officers and trustees of the Portfolio are also officers and trustees of DeAM. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Real Estate Concentration Risk

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increase in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

[Scudder Investments logo]

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004